Cash and Cash Equivalents - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Diisclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	$ 5,122,490,000	$ 4,447,808,000
Liabilities from financing activities resulting from financing cash flows	7,245,952,000	1,760,904,000
Liabilities from financing activities used in financing cash flows	(4,332,977,000)	(1,461,659,000)
Liabilities from financing activities, paid interest in financing cash flows	(439,552,000)	(343,991,000)
Liabilities from financing activities, total from financing cash flows	2,473,423,000	(44,746,000)
Liabilities from financing activities, through acquisition of subsidiaries	1,393,926,000	327,028,000
Liabilities from financing activities, through changes in fair value	1,536,000	(6,895,000)
Liabilities from financing activities, through exchange differences	(712,428,000)	(37,948,000)
Liabilities from financing activities, through financial costs	594,619,000	398,558,000
Liabilities from financing activities, through new financial leases	28,143,000	17,605,000
Liabilities from financing activities, through other changes	23,385,000	21,080,000
Liabilities arising from financing activities at end of period	8,925,094,000	5,122,490,000
Bank Loans [Member]
Diisclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	1,501,723,000	964,845,000
Liabilities from financing activities resulting from financing cash flows	933,146,000	783,342,000
Liabilities from financing activities used in financing cash flows	(744,730,000)	(305,915,000)
Liabilities from financing activities, paid interest in financing cash flows	(99,667,000)	(74,135,000)
Liabilities from financing activities, total from financing cash flows	88,749	403,292,000
Liabilities from financing activities, through acquisition of subsidiaries	248,027,000	55,421,000
Liabilities from financing activities, through changes in fair value		(775,000)
Liabilities from financing activities, through exchange differences	(129,975,000)	(11,659,000)
Liabilities from financing activities, through financial costs	165,292,000	94,163,000
Liabilities from financing activities, through other changes	22,093,000	(3,564,000)
Liabilities arising from financing activities at end of period	1,895,909,000	1,501,723,000
Unsecured Obligations with Public [Member]
Diisclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	3,178,008,000	3,154,734,000
Liabilities from financing activities resulting from financing cash flows	3,605,019,000	580,365,000
Liabilities from financing activities used in financing cash flows	(3,475,288,000)	(573,994,000)
Liabilities from financing activities, paid interest in financing cash flows	(289,093,000)	(237,702,000)
Liabilities from financing activities, total from financing cash flows	(159,362)	(231,331,000)
Liabilities from financing activities, through acquisition of subsidiaries	1,123,222,000
Liabilities from financing activities, through exchange differences	(337,715,000)	11,920,000
Liabilities from financing activities, through financial costs	315,051,000	230,212,000
Liabilities from financing activities, through other changes	(60,605,000)	12,473,000
Liabilities arising from financing activities at end of period	4,058,599,000	3,178,008,000
Financial Lease [Member]
Diisclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	104,492,000	125,190,000
Liabilities from financing activities used in financing cash flows	(31,619,000)	(46,975,000)
Liabilities from financing activities, paid interest in financing cash flows	(7,037,000)	(5,984,000)
Liabilities from financing activities, total from financing cash flows	(38,656)	(52,959,000)
Liabilities from financing activities, through acquisition of subsidiaries	22,677,000
Liabilities from financing activities, through exchange differences	(2,992,000)	(175,000)
Liabilities from financing activities, through financial costs	8,170,000	5,882,000
Liabilities from financing activities, through new financial leases	28,143,000	17,605,000
Liabilities from financing activities, through other changes	139,000	8,949,000
Liabilities arising from financing activities at end of period	121,973,000	104,492,000
Other Liabilities [Member]
Diisclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	219,735,000	63,001,000
Liabilities from financing activities resulting from financing cash flows		125,345,000
Liabilities from financing activities used in financing cash flows	(81,340,000)	(221,232,000)
Liabilities from financing activities, paid interest in financing cash flows	(15,709,000)	(25,941,000)
Liabilities from financing activities, total from financing cash flows	(97,049)	(121,828,000)
Liabilities from financing activities, through acquisition of subsidiaries		271,607,000
Liabilities from financing activities, through changes in fair value		(8,667,000)
Liabilities from financing activities, through exchange differences	(23,776,000)	(13,346,000)
Liabilities from financing activities, through financial costs	28,152,000	28,874,000
Liabilities from financing activities, through other changes	60,816,000	94,000
Liabilities arising from financing activities at end of period	187,878,000	219,735,000
Hedging Derivatives [Member]
Diisclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	3,284,000	21,069,000
Liabilities from financing activities resulting from financing cash flows	5,474,000	230,000
Liabilities from financing activities used in financing cash flows		(15,958,000)
Liabilities from financing activities, paid interest in financing cash flows	(28,046,000)
Liabilities from financing activities, total from financing cash flows	(22,572)	(15,728,000)
Liabilities from financing activities, through changes in fair value	15,601,000	(10,688,000)
Liabilities from financing activities, through exchange differences	(133,070,000)	(3,371,000)
Liabilities from financing activities, through financial costs	27,064,000	8,874,000
Liabilities from financing activities, through other changes	1,148,000	3,128,000
Liabilities arising from financing activities at end of period	(108,545,000)	3,284,000
Non-hedging Derivatives [Member]
Diisclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	3,162,000
Liabilities from financing activities resulting from financing cash flows	15,926,000	174,000
Liabilities from financing activities used in financing cash flows		(12,878,000)
Liabilities from financing activities, total from financing cash flows	15,926	(12,704,000)
Liabilities from financing activities, through changes in fair value	(14,065,000)	13,235,000
Liabilities from financing activities, through exchange differences	1,920,000	105,000
Liabilities from financing activities, through financial costs	(22,958,000)	2,526,000
Liabilities from financing activities, through other changes	(206,000)
Liabilities arising from financing activities at end of period	(16,221,000)	3,162,000
Loans from Related Companies [Member]
Diisclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities resulting from financing cash flows	2,686,387,000	257,453,000
Liabilities from financing activities used in financing cash flows		(257,956,000)
Liabilities from financing activities, paid interest in financing cash flows		(229,000)
Liabilities from financing activities, total from financing cash flows	2,686,387	(732,000)
Liabilities from financing activities, through exchange differences	(86,820,000)	503,000
Liabilities from financing activities, through financial costs	52,820,000	229,000
Liabilities arising from financing activities at end of period	2,652,387,000
Other Accounts Payable [Member]
Diisclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities at beginning of period	112,086,000	118,969,000
Liabilities from financing activities resulting from financing cash flows		13,995,000
Liabilities from financing activities used in financing cash flows		(26,751,000)
Liabilities from financing activities, total from financing cash flows		(12,756,000)
Liabilities from financing activities, through exchange differences		(21,925,000)
Liabilities from financing activities, through financial costs	21,028,000	27,798,000
Liabilities arising from financing activities at end of period	$ 133,114,000	$ 112,086,000